PRODUCTION COSTS (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Film production cost
Beginning balance for completed films	$ 25,925	$ 34,712
Additions	71,393	20,608
Amortization	(56,164)	(27,474)	(41,774)
Impairment losses	(2,293)	(2,149)
Exchange differences	(269)	228
Subtotal for completed films	38,592	25,925	34,712
Beginning balance for films in production and not released	116,320	55,634
Additions	88,782	79,698
Transfers to completed films	(71,393)	(20,608)
Impairment losses	(1,861)
Exchange differences	(1,965)	1,596
Subtotal for films in production and not released	129,883	116,320	55,634
Ending Balance	168,475	142,245
Additional amortization expenses incurred	1,970
Reductions in net income due to additional amortization expense incurred	1,926
Reductions in net income per ordinary share basic	$ 0.06
Reductions in net income per ordinary share diluted	$ 0.06
Production costs that are expected to be amortized during the next twelve months	$ 26,555
Expected amortized costs within three years (as a percent)	80.00%
Period over which film costs are amortized	3 years